Earnings (Losses) Per Share	12 Months Ended
Dec. 31, 2016
EARNINGS (LOSSES) PER SHARE [Abstract]
Earnings (Losses) Per Share

24. EARNINGS (LOSSES) PER SHARE

The following table sets forth the computation of basic and diluted net income (loss) per share for the years indicated (in thousands except per share data):

	For the year ended December 31,
	2014	2015	2016
Numerator:
Net income/(loss) attributable to Changyou.com Limited	$(3,381)	$212,784	$144,947
Numerator for basic earnings/(losses) per share	(3,381)	212,784	144,947
Numerator for diluted earnings/(losses) per share	(3,381)	212,784	144,998
Denominator:
Weighted average number of ordinary shares outstanding — basic	105,722	104,924	104,560
Incremental shares from treasury stock method	—	838	1,718

Weighted average number of ordinary shares outstanding — diluted	105,722	105,762	106,278

Basic net income/(loss) per share	$(0.03)	$2.03	$1.39
Diluted net income/(loss) per share	$(0.03)	$2.01	$1.36

As of December 31, 2014, 2015 and 2016, a total of 120, nil and nil outstanding non-vested restricted shares and share options were excluded from the computation of dilutive loss per share for the years ended December 31, 2014, 2015 and 2016 because of their anti-dilutive effect. The dilutive effects of restricted shares and share options are calculated using the treasury stock method.